Commitments and Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Expenditures under asset management agreement	$ 44,884	$ 35,348	$ 26,794